Equity - Schedule of Share Capital (Details)	6 Months Ended
	Jun. 30, 2025 shares
Schedule of Share Capital [Line Items]
Outstanding as of December 31, 2024	707,463
Issuance of Ordinary Shares from an exercise of pre-funded warrants	78,000	[1]
Issuance of Ordinary Shares associated with best-efforts offering	625,000	[2]
Issuance of Ordinary Shares for the reverse split process	672
Issuance of Ordinary Shares associated with warrant exercise inducement transaction	830,500	[3]
Issuance of Ordinary Shares from an exercise of options	46,198
Issuance of Ordinary Shares	1,580,370
Outstanding as of June 30, 2025	2,287,833

[1]	On November 27, 2024, the Company completed a registered direct offering and concurrent private placement for the issuance and sale of 63,000 Ordinary Shares, 142,500 pre-funded warrants to purchase up to 142,500 Ordinary Shares in the registered direct offering and warrants to purchase up to 205,500 Ordinary Shares in the concurrent private placement at a combined purchase price of $9.00 per ordinary share. During December 2024, 64,500 pre-funded warrants were exercised into 64,500 Ordinary Shares, and on January 8, 2025, an additional 78,000 pre-funded warrants were exercised into 78,000 Ordinary Shares. The warrants issued pursuant to the concurrent private placement have an exercise price of $10.00 per Ordinary Share, are immediately exercisable and expire five years following the date of issuance. The Company received gross proceeds of approximately $1.85 million, before deducting underwriting discounts and commissions and before offering expenses ($1.58 million net proceeds after deducting underwriting discounts and commissions and other expenses).
[2]	On January 30, 2025, the Company announced the closing of best efforts public offering with a single institutional investor for the purchase and sale of 86,250 Ordinary Shares, 538,750 pre-funded warrants to purchase up to 538,750 Ordinary Shares, and warrants to purchase up to 625,000 Ordinary Shares, at a combined offering price of $4.00 per share and accompanying warrant (the “Offering”). The Company received aggregate gross proceeds of approximately $2.5 million, before deducting placement agent fees and other offering expenses ($2.2 million net proceeds after deducting placement agent discounts and commissions and other expenses) and assuming no exercise of the warrants. The warrants have an exercise price of $4.00 per share, are exercisable immediately and expire five years from the issuance date. In connection with the Offering, the Company also agreed to amend existing warrants that were previously issued on November 27, 2024 to the investor participating in the Offering to purchase up to 205,500 Ordinary Shares of the Company, with an exercise price of $10.00 per share. Such existing warrants have been amended to reduce the exercise price to $4.00 per share and now expire five years following the closing of the Offering.
[3]	On April 29, 2025, the Company entered into an inducement exercise letter agreement with Armistice Capital, LLC (the “Selling Shareholder”) (the same investor from November 2024 and January 2025 offerings) with respect to outstanding warrants to purchase up to an aggregate of 830,500 Ordinary Shares. Pursuant to the inducement exercise letter agreement, the Selling Shareholder agreed to exercise for cash (i) warrants to purchase up to 205,500 Ordinary Shares, originally issued on November 27, 2024, and (ii) warrants to purchase up to 625,000 Ordinary Shares, originally issued on January 30, 2025 (collectively, the Existing Warrants), at a reduced exercise price of $1.45 per share. The warrant exercise resulted in gross proceeds to the Company of approximately $1.2 million ($1.04 million net proceeds after deducting underwriting discounts and commissions and other expenses.) In consideration for the immediate exercise of the Existing Warrants, the Company issued to the Selling Shareholder new warrants to purchase up to an aggregate of 1,661,000 Ordinary Shares at an exercise price of $1.45 per share (the “New Warrants”). The New Warrants were exercisable immediately upon issuance and were to expire five years from the date of issuance. The New Warrants were exercised as part of an inducement offer letter agreement with the Selling Shareholder dated August 6, 2025 (see also Note 5.a).